Lease commitments (Tables)	12 Months Ended
Mar. 31, 2017
Analysis of Leased Assets Under Capital Leases

An analysis of leased assets under capital leases is as follows:

	Yen in millions
	March 31,
	2016	2017
Class of property
Building	18,411	18,775
Machinery and equipment	29,087	29,630
Less - Accumulated depreciation	(27,738)	(28,703)

	19,760	19,702

Future Minimum Lease Payments Under Capital Leases Together with Present Value of Net Minimum Lease Payments

Future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2017 are as follows:

Years ending March 31,	Yen in millions
2018	5,544
2019	4,824
2020	2,674
2021	1,978
2022	1,852
Thereafter	11,178

Total minimum lease payments	28,050
Less - Amount representing interest	(5,801)

Present value of net minimum lease payments	22,249
Less - Current obligations	(4,643)

Long-term capital lease obligations	17,606

Minimum Rental Payments Required Under Operating Leases Relating to Land, Buildings and Equipment

The minimum rental payments required under operating leases relating primarily to land, buildings and equipment having initial or remaining non-cancelable lease terms in excess of one year at March 31, 2017 are as follows:

Years ending March 31,	Yen in millions
2018	16,107
2019	12,154
2020	9,444
2021	7,842
2022	7,239
Thereafter	27,729

Total minimum future rentals	80,515